Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (351)
Current service cost	1,525	₨ 1,130	₨ 915
Interest on obligation	7	(35)	(30)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	296	(363)	(180)
Actuarial loss/(gain) arising from demographic assumptions	54	73	(2)
Defined benefit obligation at the end of the year	(147)	(351)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	8,270	6,656
Acquisitions	38	751
Current service cost	1,525	1,130
Interest on obligation	490	464
Benefits paid	(865)	(708)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	(296)	363
Actuarial loss/(gain) arising from demographic assumptions	(54)	(73)
Actuarial loss/(gain) arising from experience adjustments	(454)	(313)
Defined benefit obligation at the end of the year	₨ 8,654	₨ 8,270	₨ 6,656